Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 0.9%

Security	Shares	Value
Broadcasting — 0.1%
iHeartMedia, Inc., Class A(1)(2)	26,112	$ 338,934
		$ 338,934
Building Materials — 0.3%
AZEK Co., Inc. (The)(1)	30,122	$ 1,158,191
		$ 1,158,191
Diversified Media — 0.0%(3)
Clear Channel Outdoor Holdings, Inc.(1)(2)	62,252	$ 102,716
		$ 102,716
Utilities — 0.5%
NextEra Energy Partners, L.P.	24,500	$1,642,725
		$1,642,725
Total Common Stocks (identified cost $2,578,029)		$3,242,566

Convertible Bonds — 0.0%(3)

Security	Principal Amount (000's omitted)	Value
Leisure — 0.0%(3)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(4)	$75	$ 100,068
Total Convertible Bonds (identified cost $75,000)		$ 100,068

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Environmental — 0.5%
GFL Environmental, Inc., 6.00%, 3/15/23	23,000	$ 1,620,580
		$ 1,620,580
Healthcare — 0.2%
Becton Dickinson and Co., 6.00%, 6/1/23	15,000	$ 826,950
		$ 826,950
Total Convertible Preferred Stocks (identified cost $1,983,485)		$ 2,447,530

Corporate Bonds — 89.6%

Security	Principal Amount (000's omitted)*		Value
Aerospace — 0.7%
Moog, Inc., 4.25%, 12/15/27(4)		1,329	$ 1,380,499
Science Applications International Corp., 4.875%, 4/1/28(4)		1,127	1,196,558
			$ 2,577,057
Air Transportation — 0.4%
Delta Air Lines, Inc., 7.375%, 1/15/26		496	$ 566,944
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(4)		343	366,737
4.75%, 10/20/28(4)		344	375,759
			$1,309,440
Automotive & Auto Parts — 6.0%
Clarios Global, L.P.:
4.375%, 5/15/26(5)	EUR	772	$981,263
6.25%, 5/15/26(4)		467	501,441
6.75%, 5/15/25(4)		202	217,972
8.50%, 5/15/27(4)		1,491	1,622,297
Ford Motor Co.:
4.75%, 1/15/43		109	111,316
7.45%, 7/16/31		1,422	1,826,381
8.50%, 4/21/23		976	1,102,075
9.00%, 4/22/25		1,171	1,440,488
9.625%, 4/22/30		490	692,299
Ford Motor Credit Co., LLC:
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(6)		1,000	988,195
2.77%, (3 mo. USD LIBOR + 2.55%), 1/7/21(6)		419	418,963
3.096%, 5/4/23		374	378,323
3.20%, 1/15/21		1,000	1,002,375
3.37%, 11/17/23		511	521,751
3.813%, 10/12/21		200	202,625
3.815%, 11/2/27		242	249,109
4.00%, 11/13/30		519	546,600
4.125%, 8/17/27		3,341	3,503,874
4.25%, 9/20/22		200	206,760
4.271%, 1/9/27		236	247,800
5.125%, 6/16/25(2)		405	440,863
5.596%, 1/7/22		200	207,236
Navistar International Corp.:
6.625%, 11/1/25(4)		1,671	1,752,712
9.50%, 5/1/25(4)		822	924,236
Tesla, Inc., 5.30%, 8/15/25(4)		1,810	1,889,188
			$21,976,142

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Banks & Thrifts — 1.7%
CIT Bank NA, 2.969% to 9/27/25(7)		1,000	$ 1,049,375
CIT Group, Inc., 6.125%, 3/9/28		670	819,785
Citigroup, Inc., 6.25% to 8/15/26(7)(8)		1,000	1,149,458
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		3,066	3,169,478
			$ 6,188,096
Broadcasting — 4.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)		1,423	$ 1,158,856
iHeartCommunications, Inc.:
5.25%, 8/15/27(4)		500	524,595
6.375%, 5/1/26		26	27,300
8.375%, 5/1/27		1,717	1,836,055
Lions Gate Capital Holdings, LLC, 5.875%, 11/1/24(4)		540	550,068
Netflix, Inc.:
4.375%, 11/15/26(2)		500	555,312
4.875%, 6/15/30(4)		2,417	2,784,082
5.375%, 11/15/29(4)		707	834,260
Scripps Escrow II, Inc., 5.375%, 1/15/31(4)		397	418,232
Scripps Escrow, Inc., 5.875%, 7/15/27(4)		1,794	1,876,434
Sirius XM Radio, Inc.:
3.875%, 8/1/22(4)		1,000	1,016,250
4.125%, 7/1/30(4)		967	1,030,459
4.625%, 7/15/24(4)		453	469,987
5.00%, 8/1/27(4)		338	359,624
TEGNA, Inc.:
4.625%, 3/15/28(4)		438	448,676
4.75%, 3/15/26(4)		220	235,191
5.00%, 9/15/29		1,001	1,058,415
			$15,183,796
Building Materials — 3.3%
Beacon Escrow Corp., 4.875%, 11/1/25(4)		1,000	$1,025,565
Builders FirstSource, Inc.:
5.00%, 3/1/30(4)		1,676	1,803,795
6.75%, 6/1/27(4)		299	324,702
LBM Acquisition, LLC, 6.25%, 1/15/29(4)		1,277	1,330,896
Masonite International Corp., 5.375%, 2/1/28(4)		1,161	1,248,586
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(4)		1,804	1,891,873
Standard Industries, Inc.:
2.25%, 11/21/26(4)	EUR	769	952,094
4.375%, 7/15/30(4)		495	530,276
4.75%, 1/15/28(4)		1,000	1,053,750
5.00%, 2/15/27(4)		195	204,141
Security	Principal Amount (000's omitted)*		Value
Building Materials (continued)
WESCO Distribution, Inc. Co.:
7.125%, 6/15/25(4)		434	$ 477,901
7.25%, 6/15/28(4)		1,137	1,294,696
			$ 12,138,275
Cable/Satellite TV — 7.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/23(4)		1,000	$ 1,008,125
4.25%, 2/1/31(4)		763	805,049
4.50%, 8/15/30(4)		568	603,503
4.50%, 5/1/32(4)		273	291,829
4.75%, 3/1/30(4)		2,313	2,498,618
5.375%, 6/1/29(4)		1,000	1,097,390
5.75%, 2/15/26(4)		585	604,363
CSC Holdings, LLC:
3.375%, 2/15/31(4)		442	434,265
4.125%, 12/1/30(4)		927	970,198
4.625%, 12/1/30(4)		1,224	1,279,245
5.50%, 5/15/26(4)		2,000	2,082,500
5.75%, 1/15/30(4)		1,052	1,154,575
5.875%, 9/15/22		2,000	2,121,250
6.50%, 2/1/29(4)		200	226,185
6.75%, 11/15/21		1,000	1,046,875
7.50%, 4/1/28(4)		1,200	1,351,158
DISH DBS Corp.:
5.875%, 7/15/22		1,000	1,046,000
6.75%, 6/1/21		285	291,045
7.75%, 7/1/26(2)		260	291,394
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(4)		587	617,451
UPC Holding B.V., 5.50%, 1/15/28(4)		766	809,566
Virgin Media Finance PLC, 5.00%, 7/15/30(2)(4)		1,152	1,196,640
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(4)		332	345,488
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	553	774,283
VTR Comunicaciones SpA, 5.125%, 1/15/28(4)		257	274,116
Ziggo B.V.:
4.875%, 1/15/30(4)		433	456,003
5.50%, 1/15/27(4)		899	939,990
Ziggo Bond Co. B.V., 6.00%, 1/15/27(4)		1,420	1,503,276
			$26,120,380
Capital Goods — 0.7%
Colfax Corp.:
6.00%, 2/15/24(4)		129	$134,001
6.375%, 2/15/26(4)		1,000	1,069,065

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Capital Goods (continued)
Hillman Group, Inc. (The), 6.375%, 7/15/22(4)		1,445	$ 1,439,242
			$ 2,642,308
Chemicals — 1.1%
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		1,840	$ 1,997,890
WR Grace & Co-Conn, 4.875%, 6/15/27(4)		1,723	1,829,430
			$ 3,827,320
Consumer Products — 1.7%
Edgewell Personal Care Co., 5.50%, 6/1/28(4)		954	$ 1,026,585
Energizer Holdings, Inc.:
4.375%, 3/31/29(4)		357	370,216
4.75%, 6/15/28(4)		700	737,660
7.75%, 1/15/27(4)		585	650,593
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/26(4)		90	94,050
7.00%, 12/31/27(4)		165	173,068
Prestige Brands, Inc., 5.125%, 1/15/28(4)		1,116	1,192,027
Spectrum Brands, Inc.:
5.00%, 10/1/29(2)(4)		629	677,056
5.50%, 7/15/30(4)		302	325,971
5.75%, 7/15/25		1,000	1,033,850
			$6,281,076
Containers — 2.2%
ARD Finance S.A.:
5.00%, (5.00% cash or 5.75% PIK), 6/30/27(5)(9)	EUR	1,080	$1,349,591
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(4)(9)		593	633,769
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.125%, 8/15/26(4)		1,000	1,046,250
5.25%, 8/15/27(4)		490	514,897
5.25%, 8/15/27(4)		928	975,152
Berry Global, Inc.:
4.50%, 2/15/26(4)		110	112,681
5.125%, 7/15/23		143	144,966
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,286,189
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		190	197,801
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC, 6.00%, 9/15/28(4)		915	941,878
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(4)		19	19,243
Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	311	386,571
Trivium Packaging Finance B.V., 5.50%, 8/15/26(4)		224	237,300
			$7,846,288
Security	Principal Amount (000's omitted)*	Value
Diversified Financial Services — 1.6%
AG Issuer, LLC, 6.25%, 3/1/28(4)	1,385	$ 1,404,044
Ally Financial, Inc., 4.25%, 4/15/21	1,000	1,010,360
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)	878	907,084
MSCI, Inc.:
3.625%, 9/1/30(4)	1,178	1,233,036
3.875%, 2/15/31(4)	552	584,430
Quicken Loans, LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/1/29(4)	596	609,038
		$ 5,747,992
Diversified Media — 2.8%
ANGI Group, LLC, 3.875%, 8/15/28(4)	222	$226,355
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	669	678,751
6.125%, 12/1/28(4)	467	483,147
Cars.com, Inc., 6.375%, 11/1/28(4)	1,041	1,107,593
Clear Channel Worldwide Holdings, Inc.:
5.125%, 8/15/27(4)	509	514,726
9.25%, 2/15/24	805	817,160
National CineMedia, LLC, 5.875%, 4/15/28(4)	680	578,000
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(2)(4)	500	514,062
Nielsen Finance, LLC/Nielsen Finance Co.:
5.625%, 10/1/28(4)	224	243,807
5.875%, 10/1/30(4)	224	253,820
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(4)	1,067	1,091,956
6.25%, 6/15/25(4)	341	360,394
Terrier Media Buyer, Inc., 8.875%, 12/15/27(4)	2,019	2,229,733
TripAdvisor, Inc., 7.00%, 7/15/25(4)	1,103	1,193,308
		$10,292,812
Energy — 2.3%
AmeriGas Partners, L.P./AmeriGas Finance Corp.:
5.50%, 5/20/25	500	$555,000
5.625%, 5/20/24	76	82,080
5.75%, 5/20/27	1,000	1,140,595
5.875%, 8/20/26	100	112,731
Archrock Partners, L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/28(4)	1,259	1,313,716
6.875%, 4/1/27(4)	500	539,375
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(2)(4)	1,038	1,029,566
Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(4)	1,500	1,660,155
Nabors Industries, Ltd.:
7.25%, 1/15/26(4)	213	149,749

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Energy (continued)
Nabors Industries, Ltd.: (continued)
7.50%, 1/15/28(4)	1,230	$ 846,025
Precision Drilling Corp.:
7.125%, 1/15/26(4)	1,000	873,560
7.75%, 12/15/23	44	40,563
		$ 8,343,115
Entertainment/Film — 0.4%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(4)	517	$ 368,039
Cinemark USA, Inc., 4.875%, 6/1/23(2)	500	475,938
Live Nation Entertainment, Inc.:
3.75%, 1/15/28(4)(10)	228	230,941
4.75%, 10/15/27(4)	395	406,111
		$1,481,029
Environmental — 2.2%
Covanta Holding Corp.:
5.00%, 9/1/30	415	$444,543
5.875%, 7/1/25	1,165	1,215,846
6.00%, 1/1/27	1,000	1,053,908
GFL Environmental, Inc.:
3.50%, 9/1/28(4)	788	804,910
3.75%, 8/1/25(4)	387	395,466
8.50%, 5/1/27(4)	1,478	1,643,351
Tervita Corp., 11.00%, 12/1/25(4)	1,444	1,558,524
Waste Pro USA, Inc., 5.50%, 2/15/26(4)	845	866,467
		$7,983,015
Food & Drug Retail — 1.2%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
3.50%, 3/15/29(4)	226	$228,599
4.875%, 2/15/30(4)	1,360	1,499,917
5.875%, 2/15/28(4)	1,295	1,411,394
Fresh Market, Inc. (The), 9.75%, 5/1/23(4)	1,242	1,281,862
		$4,421,772
Food, Beverage & Tobacco — 3.3%
Central Garden & Pet Co.:
4.125%, 10/15/30(2)	155	$161,878
5.125%, 2/1/28	1,075	1,147,025
Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/28(4)	226	229,955
Kraft Heinz Foods Co.:
3.875%, 5/15/27(4)	495	533,820
4.25%, 3/1/31(4)	495	552,105
Security	Principal Amount (000's omitted)*		Value
Food, Beverage & Tobacco (continued)
Kraft Heinz Foods Co.: (continued)
4.375%, 6/1/46		2,564	$ 2,774,219
4.625%, 10/1/39(4)		223	249,472
5.50%, 6/1/50(4)		495	625,102
Performance Food Group, Inc.:
5.50%, 10/15/27(4)		1,027	1,085,364
6.875%, 5/1/25(2)(4)		231	248,181
Post Holdings, Inc.:
4.625%, 4/15/30(4)		276	290,686
5.00%, 8/15/26(4)		1,000	1,034,235
5.50%, 12/15/29(4)		500	546,262
TreeHouse Foods, Inc., 4.00%, 9/1/28		528	547,140
United Natural Foods, Inc., 6.75%, 10/15/28(4)		490	513,265
US Foods, Inc., 5.875%, 6/15/24(4)		1,558	1,582,344
			$12,121,053
Healthcare — 11.1%
AdaptHealth, LLC:
4.625%, 8/1/29(4)(10)		338	$347,718
6.125%, 8/1/28(4)		815	877,144
AMN Healthcare, Inc.:
4.00%, 4/15/29(4)		528	541,200
4.625%, 10/1/27(4)		977	1,025,308
Avantor Funding, Inc., 4.625%, 7/15/28(4)		1,412	1,494,955
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(5)	EUR	893	1,100,545
4.875%, 1/15/26(4)		1,065	1,090,091
5.00%, 7/15/27(4)		187	197,814
Centene Corp.:
3.00%, 10/15/30		938	995,359
3.375%, 2/15/30		1,026	1,081,050
4.25%, 12/15/27		339	360,125
4.625%, 12/15/29		1,093	1,214,875
4.75%, 1/15/25		500	513,740
5.375%, 6/1/26(4)		685	723,333
5.375%, 8/15/26(4)		545	577,019
Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25(4)		709	724,066
Charles River Laboratories International, Inc.:
4.25%, 5/1/28(4)		410	430,168
5.50%, 4/1/26(4)		555	582,348
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(4)		344	359,910
DaVita, Inc., 3.75%, 2/15/31(4)		1,455	1,480,077
Emergent BioSolutions, Inc., 3.875%, 8/15/28(4)		545	565,369

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
Encompass Health Corp.:
4.50%, 2/1/28		362	$ 378,902
4.625%, 4/1/31		405	433,856
4.75%, 2/1/30		1,142	1,225,297
Grifols S.A.:
1.625%, 2/15/25(5)	EUR	500	613,574
2.25%, 11/15/27(5)	EUR	465	577,724
HCA, Inc.:
3.50%, 9/1/30		1,033	1,097,930
5.00%, 3/15/24		1,000	1,125,316
5.375%, 9/1/26		1,405	1,617,541
5.625%, 9/1/28		495	585,597
5.875%, 2/15/26		1,000	1,151,250
5.875%, 2/1/29		286	345,118
Hologic, Inc., 3.25%, 2/15/29(4)		469	478,087
IQVIA, Inc., 5.00%, 5/15/27(4)		200	212,998
Jaguar Holding Co. II/PPD Development, L.P.:
4.625%, 6/15/25(4)		493	520,726
5.00%, 6/15/28(4)		435	464,906
LifePoint Health, Inc.:
4.375%, 2/15/27(4)		488	496,540
5.375%, 1/15/29(4)		295	295,162
6.75%, 4/15/25(4)		301	323,969
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)		456	490,200
4.375%, 6/15/28(4)		2,031	2,139,658
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(2)(4)		2,298	2,249,167
Prime Healthcare Services, Inc., 7.25%, 11/1/25(4)		547	582,117
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(4)		1,238	1,367,216
RP Escrow Issuer, LLC, 5.25%, 12/15/25(4)		615	644,010
Syneos Health, Inc., 3.625%, 1/15/29(4)		450	452,088
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		990	856,350
Teleflex, Inc.:
4.25%, 6/1/28(4)		98	104,003
4.625%, 11/15/27		1,245	1,340,896
The Providence Service Corp., 5.875%, 11/15/25(4)		588	622,913
Varex Imaging Corp., 7.875%, 10/15/27(4)		1,081	1,153,968
			$40,229,293
Homebuilders/Real Estate — 6.0%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco LLC, 5.75%, 5/15/26(4)		440	$434,918
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.875%, 2/15/30(4)		1,257	1,300,605
Security	Principal Amount (000's omitted)*		Value
Homebuilders/Real Estate (continued)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.: (continued)
6.25%, 9/15/27(2)(4)		163	$ 173,697
Consus Real Estate AG, 9.625%, 5/15/24(5)	EUR	1,337	1,760,535
Ellaktor Value PLC, 6.375%, 12/15/24(5)	EUR	1,149	1,331,948
Empire Communities Corp., 7.00%, 12/15/25(4)		452	477,475
Equinix, Inc., 5.375%, 5/15/27		1,000	1,090,321
ESH Hospitality, Inc.:
4.625%, 10/1/27(4)		451	462,839
5.25%, 5/1/25(4)		1,500	1,539,713
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(4)		2,219	2,280,022
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(4)		449	468,083
6.00%, 4/15/25(4)		1,294	1,386,198
Iron Mountain, Inc.:
4.50%, 2/15/31(4)		335	351,331
5.25%, 7/15/30(4)		805	870,406
5.625%, 7/15/32(4)		543	599,399
MDC Holdings, Inc., 6.00%, 1/15/43		223	299,360
Pike Corp., 5.50%, 9/1/28(2)(4)		1,195	1,265,206
SBA Communications Corp.:
3.875%, 2/15/27		1,000	1,051,599
4.00%, 10/1/22		240	242,850
Shea Homes, L.P./Shea Homes Funding Corp.:
4.75%, 2/15/28(4)		994	1,030,654
4.75%, 4/1/29(4)		222	228,660
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(2)(4)		309	346,659
5.75%, 1/15/28(4)		306	347,501
5.875%, 6/15/27(4)		224	254,374
TRI Pointe Group, Inc., 5.70%, 6/15/28		136	153,884
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(5)	EUR	1,500	1,698,246
3.50%, 11/1/25(5)	EUR	100	114,725
Weekley Homes, LLC/Weekley Finance Corp., 4.875%, 9/15/28(4)		199	208,453
			$21,769,661
Hotels — 0.2%
Hilton Domestic Operating Co., Inc.:
5.375%, 5/1/25(4)		199	$211,637
5.75%, 5/1/28(4)		300	326,812
			$538,449

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Insurance — 2.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)	1,629	$ 1,745,783
AmWINS Group, Inc., 7.75%, 7/1/26(4)	1,101	1,186,283
AssuredPartners, Inc., 5.625%, 1/15/29(4)	238	248,710
GTCR AP Finance, Inc., 8.00%, 5/15/27(4)	1,371	1,492,265
HUB International, Ltd., 7.00%, 5/1/26(4)	1,777	1,860,155
NFP Corp., 6.875%, 8/15/28(4)	1,435	1,533,915
USI, Inc., 6.875%, 5/1/25(4)	1,500	1,542,172
		$ 9,609,283
Leisure — 1.2%
Expedia Group, Inc.:
6.25%, 5/1/25(4)	199	$230,747
7.00%, 5/1/25(4)	100	110,163
Powdr Corp., 6.00%, 8/1/25(4)	1,490	1,573,812
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/28	491	436,140
7.50%, 10/15/27	141	153,954
Six Flags Entertainment Corp., 5.50%, 4/15/27(2)(4)	45	46,294
Viking Cruises, Ltd., 5.875%, 9/15/27(4)	1,850	1,812,730
		$4,363,840
Metals/Mining — 1.6%
Arconic Rolled Products Corp., 6.125%, 2/15/28(4)	1,000	$1,080,000
Constellium SE, 5.875%, 2/15/26(4)	1,070	1,104,106
Hudbay Minerals, Inc., 6.125%, 4/1/29(4)	1,461	1,577,880
Novelis Corp.:
4.75%, 1/30/30(4)	927	1,000,456
5.875%, 9/30/26(4)	1,000	1,046,250
		$5,808,692
Paper — 0.7%
Boise Cascade Co., 4.875%, 7/1/30(4)	1,000	$1,084,375
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)	1,218	1,296,409
		$2,380,784
Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(4)	1,312	$1,422,700
		$1,422,700
Restaurants — 1.5%
Dave & Buster's, Inc., 7.625%, 11/1/25(2)(4)	1,484	$1,565,620
IRB Holding Corp.:
6.75%, 2/15/26(4)	1,233	1,274,121
Security	Principal Amount (000's omitted)*	Value
Restaurants (continued)
IRB Holding Corp.: (continued)
7.00%, 6/15/25(4)	1,691	$ 1,850,419
Yum! Brands, Inc.:
3.625%, 3/15/31	562	568,789
7.75%, 4/1/25(4)	122	135,267
		$ 5,394,216
Services — 4.4%
Allied Universal Holdco, LLC:
6.625%, 7/15/26(4)	939	$1,002,429
9.75%, 7/15/27(4)	1,047	1,143,052
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/25(4)	1,315	1,324,040
5.75%, 7/15/27(2)(4)	247	249,933
5.75%, 7/15/27(4)	325	332,516
6.375%, 4/1/24(4)	110	112,406
Gartner, Inc.:
3.75%, 10/1/30(4)	333	350,066
4.50%, 7/1/28(4)	893	943,231
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(4)	1,480	1,557,700
GW B-CR Security Corp., 9.50%, 11/1/27(4)	379	420,383
IAA, Inc., 5.50%, 6/15/27(4)	123	130,611
KAR Auction Services, Inc., 5.125%, 6/1/25(4)	1,356	1,397,060
Korn Ferry, 4.625%, 12/15/27(4)	1,145	1,195,094
Sabre GLBL, Inc., 9.25%, 4/15/25(4)	699	832,684
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	1,000	1,167,310
TMS International Corp., 7.25%, 8/15/25(4)	376	383,520
United Rentals North America, Inc., 3.875%, 11/15/27	2,000	2,097,500
Univar Solutions USA, Inc., 5.125%, 12/1/27(4)	1,118	1,182,777
		$15,822,312
Steel — 0.8%
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(4)	1,219	$1,318,806
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(2)(4)	1,654	1,680,877
		$2,999,683
Super Retail — 3.3%
Academy, Ltd., 6.00%, 11/15/27(4)	571	$599,550
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	723,822
4.75%, 3/1/30	177	190,054
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(4)	413	439,329
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)	1,162	1,207,754
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	935	964,948

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Super Retail (continued)
Ken Garff Automotive, LLC, 4.875%, 9/15/28(4)	990	$ 1,031,456
L Brands, Inc.:
6.625%, 10/1/30(4)	446	497,011
6.75%, 7/1/36	196	218,736
6.875%, 11/1/35	1,107	1,244,683
6.875%, 7/1/25(4)	193	209,847
7.60%, 7/15/37	88	94,600
9.375%, 7/1/25(4)	135	166,219
Lithia Motors, Inc.:
4.375%, 1/15/31(2)(4)	172	184,793
4.625%, 12/15/27(4)	1,173	1,239,714
Penske Automotive Group, Inc., 3.50%, 9/1/25	540	549,450
Sonic Automotive, Inc., 6.125%, 3/15/27	2,000	2,111,250
William Carter Co. (The):
5.50%, 5/15/25(4)	137	145,749
5.625%, 3/15/27(4)	229	241,452
		$12,060,417
Technology — 4.6%
Alliance Data Systems Corp., 4.75%, 12/15/24(4)	866	$876,284
Black Knight InfoServ, LLC, 3.625%, 9/1/28(4)	373	382,325
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(4)	663	684,133
CDK Global, Inc., 5.25%, 5/15/29(4)	147	163,002
Dell International, LLC/EMC Corp.:
5.85%, 7/15/25(4)	209	251,215
5.875%, 6/15/21(4)	662	664,019
6.10%, 7/15/27(4)	419	521,046
6.20%, 7/15/30(4)	210	273,255
7.125%, 6/15/24(4)	755	783,784
EIG Investors Corp., 10.875%, 2/1/24	2,000	2,075,250
Entegris, Inc.:
4.375%, 4/15/28(4)	393	419,528
4.625%, 2/10/26(4)	299	310,586
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(4)	1,700	1,792,437
Logan Merger Sub, Inc., 5.50%, 9/1/27(4)	1,329	1,393,789
ON Semiconductor Corp., 3.875%, 9/1/28(4)	767	792,886
Open Text Corp., 3.875%, 2/15/28(4)	345	358,531
Open Text Holdings, Inc., 4.125%, 2/15/30(4)	602	641,515
Presidio Holdings, Inc.:
4.875%, 2/1/27(4)	120	127,500
8.25%, 2/1/28(4)	1,025	1,133,266
Qorvo, Inc., 4.375%, 10/15/29	371	408,820
Rackspace Technology Global, Inc., 5.375%, 12/1/28(4)	778	816,569
Seagate HDD Cayman, 3.125%, 7/15/29(4)	456	456,905
Security	Principal Amount (000's omitted)*	Value
Technology (continued)
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(4)	708	$ 737,205
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)	325	337,295
4.375%, 2/15/30(4)	199	214,547
SS&C Technologies, Inc., 5.50%, 9/30/27(4)	148	158,252
		$ 16,773,944
Telecommunications — 5.0%
CenturyLink, Inc.:
4.50%, 1/15/29(4)	1,087	$1,108,061
5.125%, 12/15/26(2)(4)	1,000	1,057,415
Series W, 6.75%, 12/1/23	123	137,222
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)	1,788	1,928,483
DKT Finance ApS, 9.375%, 6/17/23(4)	500	518,719
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(4)	1,252	1,349,030
Level 3 Financing, Inc.:
4.25%, 7/1/28(4)	988	1,016,158
5.375%, 1/15/24	355	359,063
Sprint Corp.:
7.125%, 6/15/24	1,000	1,170,650
7.25%, 9/15/21	1,000	1,041,750
7.625%, 3/1/26	1,000	1,242,710
7.875%, 9/15/23	2,093	2,425,892
Telecom Italia Capital S.A., 6.00%, 9/30/34	569	694,516
Telecom Italia SpA, 5.303%, 5/30/24(4)	366	398,583
T-Mobile USA, Inc.:
4.50%, 2/1/26	245	250,931
4.75%, 2/1/28	275	295,938
6.00%, 4/15/24	270	273,648
6.50%, 1/15/26	1,000	1,036,250
ViaSat, Inc.:
5.625%, 4/15/27(4)	225	236,672
6.50%, 7/15/28(2)(4)	1,250	1,354,694
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(4)	338	346,159
		$18,242,544
Transport Excluding Air & Rail — 0.4%
XPO Logistics, Inc., 6.25%, 5/1/25(4)	1,500	$1,617,023
		$1,617,023
Utilities — 2.8%
Calpine Corp.:
4.625%, 2/1/29(4)	325	$334,679
5.00%, 2/1/31(4)	435	455,227

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
Calpine Corp.: (continued)
5.125%, 3/15/28(4)	2,756	$ 2,903,129
Clearway Energy Operating, LLC, 4.75%, 3/15/28(4)	1,196	1,283,834
Drax Finco PLC, 6.625%, 11/1/25(4)	1,323	1,388,323
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(4)	14	14,998
4.50%, 9/15/27(4)	227	254,642
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	1,310	1,384,506
TerraForm Power Operating, LLC:
4.25%, 1/31/23(4)	650	673,156
4.75%, 1/15/30(4)	1,000	1,072,210
5.00%, 1/31/28(4)	402	452,461
		$10,217,165
Total Corporate Bonds (identified cost $308,338,936)		$325,730,972

Preferred Stocks — 0.4%

Security	Shares	Value
Building Materials — 0.4%
WESCO International, Inc., Series A	45,970	$ 1,436,563
Total Preferred Stocks (identified cost $1,291,567)		$ 1,436,563

Senior Floating-Rate Loans — 4.6%(11)

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.5%
Clarios Global, L.P., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 4/30/26	$972	$ 969,643
Navistar International Corporation, Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), 11/6/24	1,016	1,016,064
		$ 1,985,707
Building Materials — 0.1%
Hillman Group, Inc. (The), Term Loan, 4.147%, (1 mo. USD LIBOR + 4.00%), 5/31/25	$177	$ 176,526
		$ 176,526
Capital Goods — 0.5%
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/12/25	$515	$ 515,811
Security	Principal Amount (000's omitted)	Value
Capital Goods (continued)
Welbilt, Inc., Term Loan, 2.645%, (1 mo. USD LIBOR + 2.50%), 10/23/25	1,434	$ 1,364,691
		$ 1,880,502
Diversified Media — 0.3%
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	$171	$ 172,851
Terrier Media Buyer, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 12/17/26	990	991,513
		$ 1,164,364
Food, Beverage & Tobacco — 0.3%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 10/21/24	$1,093	$ 1,099,714
		$1,099,714
Healthcare — 0.3%
Envision Healthcare Corporation, Term Loan, 3.896%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$861	$723,097
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.897%, (1 mo. USD LIBOR + 3.75%), 11/16/25	371	370,652
		$1,093,749
Insurance — 1.0%
Asurion, LLC, Term Loan - Second Lien, 6.647%, (1 mo. USD LIBOR + 6.50%), 8/4/25	$3,241	$3,269,267
Sedgwick Claims Management Services, Inc., Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 12/31/25	436	430,013
		$3,699,280
Restaurants — 0.2%
IRB Holding Corp., Term Loan, 12/15/27(12)	$788	$789,083
		$789,083
Services — 0.5%
AlixPartners, LLP, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 4/4/24	$990	$981,470
KAR Auction Services, Inc., Term Loan, 2.438%, (1 mo. USD LIBOR + 2.25%), 9/19/26	988	970,630
		$1,952,100
Super Retail — 0.6%
CP Atlas Buyer, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/23/27	$101	$101,316
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/23/27	34	34,106

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Super Retail (continued)
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/11/22	1,870	$ 1,870,327
		$ 2,005,749
Technology — 0.3%
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	$497	$ 343,102
SS&C European Holdings S.a.r.l., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	72	71,897
SS&C Technologies, Inc.:
Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	96	94,704
Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	441	437,512
		$947,215
Total Senior Floating-Rate Loans (identified cost $16,355,178)		$16,793,989

Warrants — 0.0%(3)

Security	Shares	Value
Broadcasting — 0.0%(3)
iHeartMedia, Inc., Exp. 5/1/39(1)	5,646	$ 73,285
Total Warrants (identified cost $93,577)		$ 73,285

Short-Term Investments — 3.6%

Other — 2.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(13)	8,347,988	$ 8,348,823
Total Other (identified cost $8,348,823)		$ 8,348,823

Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(14)	4,656,285	$ 4,656,285
Total Securities Lending Collateral (identified cost $4,656,285)		$ 4,656,285
Total Short-Term Investments (identified cost $13,005,108)		$ 13,005,108
Total Investments — 99.8% (identified cost $343,720,880)		$362,830,081

Other Assets, Less Liabilities — 0.2%	$ 609,457

Net Assets — 100.0%	$363,439,538

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $11,391,496 and the total market value of the collateral received by the Fund was $12,286,006, comprised of cash of $4,656,285 and U.S. government and/or agencies securities of $7,629,721.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $234,510,730 or 64.5% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of these securities is $10,302,434 or 2.8% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(10)	When-issued security.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(13)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	356,576	EUR	293,654	State Street Bank and Trust Company	1/29/21	$ —	$(2,377)
USD	10,318,898	EUR	8,763,294	State Street Bank and Trust Company	1/29/21	—	(393,068)
USD	734,257	GBP	565,077	State Street Bank and Trust Company	1/29/21	—	(38,637)
						$ —	$(434,082)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended December 31, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Calvert
High Yield Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $8,348,823, which represents 2.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$6,470,308	$32,568,455	$(30,689,940)	$(442)	$442	$8,348,823	$2,934	8,347,988
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,242,566(1)	$—	$—	$3,242,566
Convertible Bonds	—	100,068	—	100,068
Convertible Preferred Stocks	2,447,530	—	—	2,447,530
Corporate Bonds	—	325,730,972	—	325,730,972
Preferred Stocks	1,436,563	—	—	1,436,563
Senior Floating-Rate Loans	—	16,793,989	—	16,793,989
Warrants	73,285	—	—	73,285
Short-Term Investments:
Other	—	8,348,823	—	8,348,823
Securities Lending Collateral	4,656,285	—	—	4,656,285
Total Investments	$11,856,229	$350,973,852	$ —	$362,830,081
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(434,082)	$ —	$(434,082)
Total	$ —	$(434,082)	$ —	$(434,082)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.